Deposits - Schedule of Maturities of Outstanding Certificates of Deposit (Details) $ in Thousands	Jun. 30, 2025 USD ($)
Schedule of Maturities of Outstanding Certificates of Deposit [Abstract]
2026	$ 166,788
2027	28,861
2028	3,332
2029	269
2030 and thereafter	325
Total	$ 199,575